Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity - Outstanding number of shares [Text Block]

Philips Group

Outstanding number of shares

	2020	2021	2022
Balance as of January 1	890,973,790	905,128,293	870,182,445
Dividend distributed	18,080,198	6,345,968	14,174,568
Purchase of treasury shares	(8,669,622)	(45,486,392)	(5,080,693)
Delivery of treasury shares	4,695,170	4,194,577	2,204,207
Issuance of new shares	48,757
Balance as of December 31	905,128,293	870,182,445	881,480,527

Equity - Transactions related to share-based compensation plans [Text Block]

Philips Group

Transactions related to share-based compensation plans

	2020	2021	2022
Shares acquired	5,351,411	3,996,576	2,142,445
Average market price	EUR 33.81	EUR 36.15	EUR 31.76
Amount paid	EUR 181 million	EUR 144 million	EUR 68 million
Shares delivered	4,695,170	4,194,577	2,204,207
Average price (FIFO)	EUR 34.35	EUR 34.14	EUR 35.16
Cost of delivered shares	EUR 161 million	EUR 143 million	EUR 77 million
Total shares in treasury at year-end	5,924,708	5,726,708	5,664,946
Total cost	EUR 199 million	EUR 201 million	EUR 191 million

Equity - Transactions related to capital reduction [Text Block]

Philips Group

Transactions related to capital reduction

	2020	2021	2022
Shares acquired	3,318,211	41,489,816	2,938,248
Average market price	EUR 39.21	EUR 36.22	EUR 36.61
Amount paid	EUR 130 million	EUR 1,503 million	EUR 108 million
Cancellation of treasury shares (shares)	3,809,675	33,500,000	8,758,455
Cancellation of treasury shares (EUR)	EUR 152 million	EUR 1,216 million	EUR 299 million
Total shares in treasury at year-end		7,989,816	2,169,609
Total cost		EUR 287 million	EUR 83 million

Equity - Composition of net debt and group equity [Text Block]

Philips Group

Composition of net debt and group equity

in millions of EUR unless otherwise stated

	2020	2021	2022
Long-term debt	5,705	6,473	7,270
Short-term debt	1,229	506	931
Total debt	6,934	6,980	8,201
Cash and cash equivalents	3,226	2,303	1,172
Net debt	3,708	4,676	7,028
Shareholders' equity	11,870	14,438	13,249
Non-controlling interests	31	36	34
Group equity	11,901	14,475	13,283
Net debt and group equity ratio	24:76	24:76	35:65

Equity - Adjusted income from continuing operations attributable to shareholders [Text Block]

Philips Group

Adjusted income from continuing operations attributable to shareholders

1) in millions of EUR

	2020	2021	2022
Net income	1,195	3,323	(1,605)
Discontinued operations, net of income taxes	(196)	(2,711)	(13)
Income from continuing operations	999	612	(1,618)
Income from continuing operations attributable to non-controlling interests	(8)	(4)	(3)
Income from continuing operations attributable to shareholders1)	991	608	(1,622)
Adjustments for:
Amortization and impairment of acquired intangible assets	377	322	363
Impairment of goodwill	144	15	1,357
Restructuring costs and acquisition-related charges	195	95	202
Other items:	299	1,069	925
Respironics field-action provision		719	250
Respironics field-action running remediation cost		94	210
R&D project impairments			134
Portfolio realignment charges			109
Impairment of assets in S&RC			39
Provision for public investigations tender irregularities			60
Provisions for quality actions in Connected Care		94	59
Loss on divestment of business		76
Remaining items	299	87	63
Net finance income/expenses	(125)	(84)	(4)
Tax impact of adjusted items and tax only adjusting items	(285)	(527)	(376)
Adjusted Income from continuing operations attributable to shareholders1)	1,594	1,497	845
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.